UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21324

ACP Funds Trust

(Exact name of registrant as specified in charter)

1235 Westlakes Drive, Suite 130
Berwyn, PA  19312

(Address of principal executive offices) (Zip code)

Gary E. Shugrue
Ascendant Capital Partners LP
1235 Westlakes Drive, Suite 130
Berwyn, PA  19312

 (Name and address of agent for service)

registrant's telephone number, including area code:  (610) 993-9999

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACP Funds Trust

ACP Advantage Strategic Opportunities Fund
ACP Institutional Series Strategic Opportunities Fund

Financial Statements

For the Period Ended June 30, 2007

(Unaudited)

ACP Funds Trust

For the Period Ended
June 30, 2007

Table of Contents

Section I

Financial Statements ACP Funds Trust

ACP Funds Trust

Statements of Assets and Liabilities
	June 30, 2007
	ACP Advantage Strategic Opportunities Fund	ACP Institutional Series Strategic Opportunities Fund
ASSETS
Investments in ACP Strategic Opportunities Fund II, LLC at value (Cost $8,152,235, and $7,069,335, respectively)	$8,847,491	$7,688,243
Cash	53
Receivable from Investment Manager	33,616	35,916
Total Assets	8,881,160	7,724,159

LIABILITIES
Distribution and shareholder service fees payable	19,414	-
Withdrawals Payable	658,776	43,616
Other accrued expenses	87,005	47,424
Total Liabilities	765,195	91,040

NET ASSETS	$8,115,965	$7,633,118

COMPONENTS OF NET ASSETS
Paid-in capital	$7,356,220	$6,965,375
Accumulated net investment loss	64,489	48,835
Accumulated net realized gain on investments	-	-
Net unrealized appreciation on investments	695,256	618,908
NET ASSETS	$8,115,965	$7,633,118

SHARES OUTSTANDING (100,000,000 shares authorized per Fund)	617,482	574,172

NET ASSET VALUE, Offering and Redemption Price Per Share	$13.14	$13.29

See Notes to Financial Statements

ACP Funds Trust

Statements of Operations

	For the Period Ended June 30, 2007
	ACP Advantage Strategic Opportunities Fund	ACP Institutional Series Strategic Opportunities Fund
Net Investment loss allocated from ACP Strategic Opportunities Fund II, LLC
Interest	$14,762	$12,309
Expenses*	(65,698)	(54,805)
Net investment loss allocated from ACP Strategic Opportunities Fund II, LLC	(50,936)	(42,496)

Fund Income – Interest	2,717	1,425

Fund expenses
Operating expenses
Sub-administration and accounting fees	3,937	3,221
Professional fees	8,520	8,520
Distribution and shareholder servicing fee	34,275	-
Miscellaneous expenses	33	3,118
Total Expenses	46,765	14,859
Less: fees waived and expenses reimbursed	(2,115)	(5,035)

Total Expenses Net of Fee Waiver and Expense Reimbursement	44,650	9,824

NET INVESTMENT INCOME (LOSS)	(92,869)	(50,895)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM ACP STRATEGIC OPPORTUNITIES FUND II, LLC
Net realized gain (loss) from investments	-	-
Net change in unrealized appreciation of investments in Portfolio Funds	433,110	355,785

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM ACP STRATEGIC OPPORTUNITIES FUND II, LLC	433,110	355,785

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$340,241	$304,890

*  Includes expense waivers of $15,110 and $12,611, respectively

See Notes to Financial Statements

ACP Funds Trust

Statements of Changes in Net Assets

	ACP Advantage Strategic Opportunities Fund	ACP Institutional Series Strategic Opportunities Fund
Net Assets at December 31, 2005	$885,576	$1,207,675

Operating Activities
Net investment loss	(81,576)	(42,777)
Net realized gains from investments	65,579	55,804
Net increase in unrealized appreciation on investments	201,808	198,721
Net increase in net assets resulting from operations	185,811	211,748

Distributions to Shareholders
Net Investment income	(8,779)	(18,040)
Realized gains	(27,438)	(29,962)
Total Distributions to Shareholders	(36,217)	(48,002)

Capital Share Transactions
Proceeds from shares issued	4,799,317	3,723,112
Distribution reinvestment	36,217	48,002
Redemptions	-	(166,895)
Increase in Net Assets from Capital Share Transactions	4,835,534	3,604,219

Total Increase in Net Assets	4,985,128	3,767,965

Net Assets at December 31, 2006	5,870,704	4,975,640

Operating Activities
Net investment loss	(92,869)	(50,895)
Net realized gains from investments	-	-
Net change in unrealized appreciation on investments	433,110	355,785
Net increase in net assets resulting from operations	340,241	304,890

Capital Share Transactions
Proceeds from shares issued	2,563,796	2,650,000
Redemptions	(658,776)	(297,412)
Increase in Net Assets from Capital Share Transactions	1,905,020	2,352,588

Total Increase in Net Assets	2,245,261	2,657,478

Net Assets at June 30, 2007	$8,115,965	$7,633,118

See Notes to Financial Statements

ACP Funds Trust

Statements of Cash Flows
	For the Period Ended June 30, 2007
	ACP Advantage Strategic Opportunities Fund	ACP Institutional Series Strategic Opportunities Fund
Cash flows from operating activities:
Net Increase in Net Assets Resulting from Operations	$340,241	$304,890

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Increase in investments in ACP Strategic Opportunities Fund II, LLC	(2,563,796)	(2,396,204)
Net increase in appreciation on investment in ACP Strategic
Opportunities Fund II, LLC	(382,175)	(313,289)
Increase in due to master	52,985	26,026
Increase in withdrawals payable	658,776	43,616
Increase in distribution and shareholder servicing fees payable	5,478	-
Decrease in receivables from investment manager	35,549	58,298
Decrease in accounting and administration fees	(36,364)	(62,373)
Decrease in professional fees	(12,624)	(12,624)
Decrease in other accrued expenses	(3,090)	(928)
Net cash used in operating activities	(1,905,020)	(2,352,588)

Cash flows from financing activities:
Capital contributions	2,563,796	2,650,000
Redemptions	(658,776)	(297,412)
Net cash used in financing activities	1,905,020	2,352,588

Net change in cash and cash equivalents	-	-
Cash and cash equivalents at beginning of period	53	-
Cash and cash equivalents at end of period	$53	$-

See Notes to Financial Statements

ACP Funds Trust

Financial Highlights

			ACP Institutional Series Strategic Opportunities Fund

	For the Period January 1, 2007 through June 30,		For the Year Ended December 31,						For the Period October 1, 2003(a) through December 31,
	2007		2006		2005		2004		2003 (e)
NET ASSET VALUE, Beginning of Period	$12.60		$11.80		$11.15		$10.49		$10.00

INVESTMENT OPERATIONS
Net investment loss	(0.02)	(b)	(0.18)	(b)	(0.16)	(b)	(0.18)	(b)	(0.05)
Net realized and unrealized gains on investment transactions	0.71		1.11		0.85		0.90		0.54
Total from investment operations	0.69		0.93		0.69		0.72		0.49

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	-		(0.05)		(0.02)	(c)	(0.06)	(c)	-
Realized gains	-		(0.08)		(0.02)		-		-
Total distributions to shareholders	-		(0.13)		(0.04)		(0.06)		-

NET ASSET VALUE, End of Period	$13.29		$12.60		$11.80		$11.15		$10.49

RATIOS / SUPPLEMENTAL DATA

Ratios to Average Net Assets: (d)
Net investment loss	(0.15%)		(1.46%)		(1.42%)		(1.72%)		(1.78%)
Expenses, before waivers & reimbursements	0.26%		5.29%		10.59%		42.79%		98.09%
Expenses waived & reimbursed	(0.09%)		(3.40%)		(9.05%)		(41.04%)		(96.30%)
Expenses, after waivers & reimbursements	0.17%		1.89%		1.54%		1.75%		1.79%

TOTAL RETURN	5.49%		6.80%		5.83%		6.29%		4.90%

PORTFOLIO TURNOVER RATE (f)	4%		11%		35%		15%		18%

Net Assets End of Period	$7,633,118		$4,975,640		$1,207,675		$112,071		$104,899

See Notes to Financial Statements

ACP Funds Trust

Financial Highlights

(a) Commencement of operations.
(b) Calculated using average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Includes net investment loss and expenses allocated fron ACP Strategic Opportunities Fund II, LLC.
(e) Audited by other auditors.
(f) Calculated based on investment activity of ACP Strategic Opportunities Fund II, LLC

See Notes to Financial Statements

ACP Funds Trust

Financial Highlights
			ACP Advantage Strategic Opportunities Fund

	For the Period January 1, 2007 through June 30,		For the Year Ended December 31,						For the Period July 1, 2003(a) through December 31,
	2007		2006		2005		2004		2003 (e)
NET ASSET VALUE, Beginning of Period	$12.60		$11.80		$11.28		$10.66		$10.00

INVESTMENT OPERATIONS
Net investment loss	(0.08)	(b)	(0.31)	(b)	(0.28)	(b)	(0.30)	(b)	(0.11)
Net realized and unrealized gains on investment transactions	0.71		1.11		0.86		0.92		0.77
Total from investment operations			0.80		0.58		0.62		0.66

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	-		(0.02)		-	(c)	-	(c)	-
Realized gains	-		(0.06)		(0.06)		-		-
Total distributions to shareholders	-		(0.08)		(0.06)		-		-

NET ASSET VALUE, End of Period	$12.60		$12.52		$11.80		$11.28		$10.66

RATIOS / SUPPLEMENTAL DATA

Ratios to Average Net Assets: (d)
Net investment loss	(0.62%)		(2.54%)		(2.42%)		(2.71%)		(2.89%)
Expenses, before waivers & reimbursements	0.69%		5.84%		13.34%		17.48%		144.96%
Expenses waived & reimbursed	(0.03%)		(2.86%)		(10.79%)		(14.73%)		(142.06%)
Expenses, after waivers & reimbursements	0.66%		2.98%		2.55%		2.75%		2.90%

TOTAL RETURN	5.03%		6.06%		4.61%		5.82%		6.63%

PORTFOLIO TURNOVER RATE (f)	4%		11%		35%		15%		18%

Net Assets End of Period	$8,115,965		$5,870,704		$885,576		$644,825		$80,205

See Notes to Financial Statements

ACP Funds Trust

Financial Highlights

(a) Commencement of operations.
(b) Calculated using average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Includes net investment loss and expenses allocated fron ACP Strategic Opportunities Fund II, LLC.
(e) Audited by other auditors.
(f) Calculated based on investment activity of ACP Strategic Opportunities Fund II, LLC

See Notes to Financial Statements

ACP Funds Trust

Notes to Financial Statements

1.	Organization and Investment Objective.

ACP Funds Trust (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company with two active series. The financial statements included herein are those of the ACP Advantage Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund (each a “Fund” and together the “Funds”). Each Fund has only one class of beneficial interest that may be issued in an unlimited number.

Shares of all Funds of the Trust represent equal pro-rata interests in such Trust, except that each Fund bears different expenses that reflect the difference in the range of services provided to them.

The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Only “accredited investors,” as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

The board of trustees of the Funds (the “Board of Trustees”) has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Funds’ business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Funds consists of the same persons as the Board of Directors of the ACP Strategic Opportunities Fund II, LLC (the “Master Fund”).

The investment objective of the Funds is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Funds attempt to achieve this objective by investing substantially all of their assets in the Master Fund, which has the same investment objective as the Funds. The Master Fund will primarily invest its assets among a select group of unregistered funds (“Underlying Funds”) whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

Ascendant Capital Partners, LP, (the “Investment Manager”) serves as the investment manager to each of the Funds and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Funds’ financial statements. The percentages of the

Master Fund owned by Advantage Strategic Opportunities Fund, and Institutional Series Strategic Opportunities Fund at June 30, 2007 was 26.06% and 22.65%, respectively.

ACP Funds Trust

Notes to Financial Statements

2.	Significant Accounting Policies.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation – Investments in Underlying Fund

Valuation of each Fund’s interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by its board of directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds’ offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds’ managers as required by the Underlying Funds’ offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund attached to this report.

b.	Net Asset Valuation

The net asset value of each Fund is equal to that Fund’s proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. The net asset value per share of each Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

c.	Allocation from Master Fund

As required by accounting principles generally accepted in the United States of America, each Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

d.	Tax Basis reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each Fund’s allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

ACP Funds Trust

Notes to Financial Statements

2.	Significant Accounting Policies (continued).

e.	Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to one of the Funds are charged to that Fund. Common expenses of the Trust are allocated among the Funds on the basis of relative net assets.  In addition, each Fund also bears its proportionate share of the expenses of the Master Fund. Because each Fund bears its proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

f.	Dividends and Distributions

The Funds pay distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

g.	Fund Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.	Transactions with Affiliates.

Certain officers of the Trust and of the Funds are also officers of the Investment Manager. Such officers are paid no fees by the Trust or the Funds for serving as officers and trustees of the Trust or the Funds. The ACP Advantage Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00%. The ACP Institutional Series Strategic Opportunities Fund does not have any annual distribution or shareholder services fees.

Pursuant to the Investment Management Agreement, the Investment Manager is entitled to receive an annual management fee (the “Management Fee”). The base Management Fee is equal to 1.50% of the Fund’s net assets and is subject to a performance adjustment based on the Fund’s rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum or higher than 1.50%. Gary Shugrue is the President and Chief Investment Officer of the Investment Manager as well as majority shareholder of the general partner of the Investment Manager. Mr. Shugrue has been nominated for election to the Fund’s Board of Trustees.  For the past six months of 2007, the Master Fund and the Funds paid the Investment Manager fees totaling $401,286.16

ACP Funds Trust

Notes to Financial Statements

3.	Transactions with Affiliates (continued).

Members of the Funds’ Board of Trustees do not receive compensation as Trustees. The Board of Trustees of the Funds consists of the same persons as the Board of Directors of the Master Fund. Each member of the Board of Directors of the Master Fund, who is not an “interested person” of the Master Fund, as defined by the Investment Company Act, receives a $2,500 fee for each meeting attended in person and a $500 fee for each meeting attended by telephone. All Directors are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. During the period ended June 30, 2007, directors of the Master Fund received aggregate fees of $17,250.  Officers of the Funds do not receive compensation from the Funds, but receive compensation from the Investment Manager as employees thereof.

The Investment Manager agreed to reimburse certain expenses (other than the Management Fee) to the extent those other expenses exceed 0.15% per annum of average net assets through April 30, 2007. As of June 30, 2007, the receivable from the Investment Manager for the ACP Strategic Opportunities Fund II, LLC totaled $183,334.  For the period ended June 30, 2007, the Investment Manager has reimbursed the Fund $80,440 in connection with expense reimbursement accruals prior to December 31, 2006.  For the period January 1, 2007 through June 30, 2007, the Investment Manager has agreed to reimburse the Fund an additional $70,339 for expenses accrued during that period. The Investment Manager has also entered into an agreement with the Fund’s Board of Directors to repay all outstanding expense reimbursement accruals in order that the balances will be zero by 2008.

4.	Other Service Providers.

In May 2007 the Fund engaged Pinnacle Fund Administration LLC (“Pinnacle”) to serve as the Fund Administrator. Subsequent to the termination of its relationship with the Fund’s original administrator, PFPC, the Fund entered into a Fund Accounting Services Agreement with Citigroup Fund Services, LLC.  This agreement was terminated effective February 3, 2007 and from February 3, 2007 to April 30, 2007 the Investment Manager (together with outside accounting assistance) assumed the work of aggregating underlying values, determining the Fund’s net asset value and performing other incidental administration services.  In addition, the Investment Manager temporarily assumed responsibility for Fund accounting until Pinnacle was engaged.  These changes were designed to reduce total fund expenses.

Citigroup Trust Co. (“Citigroup”) will serve as custodian of the Fund’s assets and will provide custodial services for the Fund up until August 30, 2007. At that time, UMB Bank will take over as the Fund’s custodian and will provide custodial services for the Fund. The services provided by UMB Bank will be substantially the same as those provided by Citigroup, and the Fund does not expect the change to affect shareholders.  Pinnacle serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, and investor related services. The Fund pays a monthly fee to the administrator and the custodian based upon average members’ capital, subject to certain minimums.

ACP Funds Trust

Notes to Financial Statements

5.	Federal Income Taxes.

Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise.  For Federal income tax purposes, any capital loss carry forwards may be carried forward and applied against future capital gains.

6.	Risk Factors.

An investment in any of the Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.	Redemptions and Repurchase of Shares.

Each of the Funds is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require a Fund to redeem those shares or portion thereof. With very limited exceptions, shares of the Funds are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund. The Board of Trustees may, from time to time and in their sole discretion, cause any or all of the Funds to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether a Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Funds offer to repurchase Units from shareholders twice each year, effective June 30 and December 31.

ACP Funds Trust

Notes to Financial Statements

8.	Capital Stock Transactions.

Transactions on shares were as follows:

	ACP Advantage Strategic Opportunities Fund
	Period Ended June 30, 2007	Year Ended December 31, 2006

Number of shares issued	198,530	391,142
Number of shares redeemed	(50,135)	-
Number of shares reinvested	-	2,884
Net increase in shares outstanding	148,395	394,026
Shares outstanding, beginning of period	469,087	75,061
Shares outstanding, end of period	617,482	469,087

On June 30, 2006, five shareholders held approximately 27% of the outstanding shares of the Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

	ACP Institutional Series Strategic Opportunities Fund
	Period Ended June 30, 2007	Year Ended December 31, 2006

Number of shares issued	202,127	302,379
Number of shares redeemed	(22,790)	(13,642)
Number of shares reinvested	-	3,786
Net increase in shares outstanding	179,337	292,523
Shares outstanding, beginning of period	394,835	102,312
Shares outstanding, end of period	574,172	394,835

On June 30, 2007, three shareholders of ACP Institutional Series Opportunities Fund held approximately 51% of the outstanding shares of the Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

9.	Guarantees.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these agreements are dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

ACP Funds Trust

Notes to Financial Statements

10.	Recent Accounting Pronouncements.

FASB Interpretation No. 48

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB No. 109” (the “Interpretation”).  The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.  The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year closed-end funds by no later than June 29, 2007.  The Investment Manager has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

SFAS No. 157

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (SFAS 157), “Fair Value Measurements”, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition.  Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  SFAS 157 is effective for financial statements issues for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  At this time, the Fund is in the process of reviewing the impact, if any, of SFAS 157 on the Fund’s financial statements.

11.	Subsequent Event.

In March 2007 John Van Roden resigned from the Fund’s Board of Trustees. On August 20, 2007 a special meeting of holders of Units of the Fund was scheduled to be held to elect members of the Fund’s Board of Trustees.  The two existing directors, Robert Andres and John Connors are nominated for re-election to the Board and Gary Shugrue and James Brinton are nominated as new directors. The special meeting is postponed until September 21, 2007 due to failure to reach a quorum.

ACP Funds Trust

Other Information (unaudited)

12.	Proxy Voting Information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and the Funds record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 610-993-9999 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

13.	Availability of Quarterly Portfolio Schedules.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

14.	Board Approval of Investment Management Agreement and Management Fees.

Each year, typically in March, the Board votes on the renewal of the Investment Management Agreement.  At its March 2007 meeting, the Board unanimously determined to renew the Investment Management Agreement.  In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Investment Management Agreement for the fund, the Board ultimately reached a determination that the renewal of the Investment Management Agreement and the compensation to be received under the Investment Management Agreement is consistent with the Investment Manager’s fiduciary duty under applicable law.

15.	Other Matters.

In July 2006 the Fund terminated its fund administration agreement with its former administrator, PFPC, Inc. (“PFPC”).  In November 2006 PFPC made demands on the Fund for certain amounts outstanding and threatened litigation if such amounts were not paid.  The Investment Manager indicated that in the event the Funds paid PFPC, the Investment Manager may not have had sufficient resources to honor its expense reimbursement agreement, which may have resulted in violations of the 1940 Act.  On February 6, 2007, Investment Manager, in compliance with its expense reimbursement agreement, reimbursed the Fund $178,003.  PFPC has indicated that it has no further claims against the Fund.

ACP Funds Trust

Other Information (unaudited)

15.	Other Matters (continued).

The SEC has conducted an examination with respect to the PFPC payable and the expense reimbursement agreement and in response thereto the Investment Manager intends to revise its procedures with respect to risk exposure with regard to service providers whose functions are crucial to the Investment Manager and the Funds.  Any adjustment to the Fund’s financial statements could affect the Fund’s net asset value per share.

16.	Nature, Extent, and Quality of Services Provided.

The Board reviewed the Investment Adviser’s Form ADV, changes to the Investment Adviser’s personnel and their qualifications, changes in the firm’s capital structure, services provided to the fund and to other clients, and fund performance.  The Board considered the Investment Adviser’s staff reductions given the assets under management.  The Board also reviewed the changes to the fund’s administrator.  The Board considered the Investment Adviser’s investment philosophy and strategy.  The Board noted that fund performance was consistent with competitive fund-of-funds products.  The Board also considered the nature and extent of the Investment Adviser’s supervision of third party service providers and the Investment Adviser’s compliance with the fund's compliance policies and procedures.  Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

17.	Competitiveness of Management Fee and Total Fund Expenses.

The Board considered the fund's management fee and total expenses compared to competitive funds.  In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.  The Board noted that the Investment Adviser would discontinue its expense reimbursement agreement, although total fees would remain competitive.  Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

18.	Costs of the Services and Profitability.

The Board considered the revenues earned and the expenses incurred by the Investment Adviser in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.  The Board also considered the level of profits, noting that, at current asset levels, the Investment Adviser did not profit from managing the funds.  The Board also reviewed any fall-out benefits related to managing the fund.

19.	Economies of Scale.

The Board noted that, at current asset levels, the fund did not provide any economies of scale for the Investment Adviser.  The Board did not believe that fee breakpoints were appropriate.

ACP Funds Trust

Other Information (unaudited)

20.	Additional Information Requested by the Board.

In order to develop fully the factual basis for consideration of the Investment Management Agreement, the Board requested additional information on several topics, including expense cap arrangements and overall fees, the fund’s marketing plan, and the Investment Adviser’s strategic direction.  Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Investment Management Agreement should be renewed.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	ACP Funds Trust

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	August 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	August 26, 2007

* Print the name and title of each signing officer under his or her signature.